N-2	Mar. 03, 2026
Cover [Abstract]
Entity Central Index Key	0001377936
Amendment Flag	true
Amendment Description	The purpose of this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-292765) of Saratoga Investment Corporation (the “Registration Statement”) is to pay an additional registration fee and update certain exhibits. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Part C of the Registration Statement setting forth the exhibits to the Registration Statement. This Pre-Effective Amendment No. 1 does not modify any other part of the Registration Statement. The prospectus and financial statements are unchanged, have been omitted, and are incorporated by reference.
Entity Inv Company Type	N-2
Securities Act File Number	333-292765
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Entity Registrant Name	SARATOGA INVESTMENT CORP.
Entity Address, Address Line One	535 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	906-7800
Contact Personnel Name	Steven B. Boehm, Esq.
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	700 Sixth Street
Entity Address, Address Line Two	NW
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20001-3980
Contact Personnel Name	Payam Siadatpour, Esq.